Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Taxes
Income Taxes

7.             Income Taxes

The Income tax provision for the three months ended June 30, 2011 was $9.4 million or an effective tax rate of 47.1%, compared to $10.5 million or an effective tax rate of 36.2% for the three months ended June 30, 2010. The Income tax provision for the six months ended June 30, 2011 was $12.0 million or an effective tax rate of 36.4%, compared to $17.2 million or an effective tax rate of 36.3% for the six months ended June 30, 2010. The difference in these rates for the three months ended June 30, 2011 and June 30, 2010 was primarily due to changes in the expected annual financial results, which affected both the federal and state annualized tax rates.

10.          Income Taxes

Deferred income taxes reflect the net effects on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of the Company's deferred tax assets and liabilities as of December 31, 2010 and 2009 are as follows:

	December 31,
	2010	2009
Deferred tax assets:
Asset retirement obligation	$ 8,531	$ 7,605
Equity investment in unconsolidated subsidiary	1,906	—
Net operating loss carryforward	3,268	3,132
	$ 13,705	$ 10,737
Deferred tax liabilities:
Property & equipment	$ (103,615)	$ (105,992)
Commodity derivatives & swap	(2,575)	(11,648)
Section 1031 transaction	—	(4,665)
Other	(195)	(349)
	$ (106,385)	$ (122,654)

Deferred income taxes as of December 31, 2010 and 2009 are classified in the accompanying consolidated balance sheets as follows:

	December 31,
	2010	2009
Current liabilities	$ (1,810)	$ (8,803)
Long term liabilities	(90,870)	(103,114)
	$ (92,680)	$ (111,917)

The principal components of income tax provision (benefit) for the years ended December 31 are as follows:

	2010	2009	2008
Current income tax expense:
Federal	$ 21,234	$ 30,129	$ 12,733
State and local	2,064	5,554	2,167
	$ 23,298	$ 35,683	$ 14,900
Deferred income tax (benefit) expense:
Federal	$ (2,781)	$ (13,741)	$ 27,637
State and local	(7,077)	2,053	2,048
	$ (9,858)	$ (11,688)	$ 29,685

Total income tax provision	$ 13,440	$ 23,995	$ 44,585

Cash payments for income taxes totaled $26.8 million, $42.4 million and $7.9 million for the years ended December 31, 2010, 2009 and 2008, respectively.  Interest and penalties are recorded as a component of income tax provision.  The Company paid $380,000 in penalties to the U.S. Federal jurisdiction during 2010 related to the 2009 tax year.

RAAM Global's 2010, 2009 and 2008 effective tax rates are 25.5%, 48.7% and 37.9%, respectively, and are comprised of the following:

	RAAM Global
	2010	2009	2008
Statutory federal income tax rate	35.0%	35.0%	34.2%
State and local taxes, net of federal benefit	0.4%	5.3%	2.7%
Deferred rate change	-5.3%	12.7%	0.0%
Depletion in excess of basis	-0.8%	-1.7%	-0.6%
Section 199 deduction	-2.9%	-3.9%	0.0%
Other	-0.9%	1.3%	1.6%
	25.5%	48.7%	37.9%

The state effective tax rate varies based on production activity in the various state jurisdictions.  During 2010 our production shifted to include more activity in states with lower tax rates than in 2009 due to the moratorium on drilling in the Gulf.  The unfavorable effect of the deferred rate change in 2009 primarily relates to the impact on our deferred tax liabilities of the change in our federal rate from 34% to 35%.  During 2010, our effective tax rate was favorably impacted by changes in estimates of our state apportionment factors.

The Charter companies' 2010, 2009 and 2008 effective tax rates are 31.3%, 30.6% and 40.2%, respectively, and are comprised of the following:

	The Charters
	2010	2009	2008
Statutory federal income tax rate	34.0%	34.0%	34.0%
State and local taxes, net of federal benefit	7.4%	3.2%	6.2%
Depletion in excess of basis	-10.1%	-6.6%	0.0%
	31.3%	30.6%	40.2%

As of December 31, 2010, the Company had Federal net operating loss carryforwards of $6.2 million which will expire beginning in 2028 and state net operating loss carryforwards totaling $26.8 million which have expiration periods that vary according to state jurisdiction.  Of the total $26.8 million state net operating loss carryforwards, $1.2 million will expire in 2014, and $3.6 million will expire 2015.

The Company and its subsidiaries file income tax returns in the U.S. Federal jurisdiction and various state jurisdictions.  As a general rule, the Company's tax returns for calendar years after 2006 remain subject to examination by appropriate taxing authorities.  The 2008 Federal tax return is currently undergoing an examination.

The Company has a large number of routine transactions for which it believes the tax law is clear and unambiguous. The Company's management determined that the company does not have any uncertain tax positions that would require a disclosure under FASB income tax accounting guidance.